Other non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other non-current assets
Prepayment to location partners	¥ 133,887		¥ 28,940
Prepayment for purchase of property, equipment and software	19,920		5,199
Deposits	8,467		13,131
Deferral of initial public offering costs			5,505
Others	2,712
Total	¥ 164,986	$ 25,890	¥ 52,775